SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheets

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$17,436	$1,370	$22,893	$—	$41,699
Accounts receivable, net	—	128,643	48,485	—	177,128
Inventories, net	—	143,880	46,402	(12,734)	177,548
Prepaid expenses and other current assets	103	15,210	6,996	—	22,309

Total current assets	17,539	289,103	124,776	(12,734)	418,684
Property and equipment, net	—	117,527	13,381	(63)	130,845
Goodwill	—	951,005	99,277	(31,096)	1,019,186
Intangible assets, net	—	700,017	10,532	—	710,549
Investment in subsidiaries	1,297,699	1,679,465	51,573	(3,028,737)	—
Intercompany receivables	566,198	—	—	(566,198)	—
Other non-current assets	—	2,568	4,031	—	6,599

Total assets	$1,881,436	$3,739,685	$303,570	$(3,638,828)	$2,285,863

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$—	$64,547	$9,421	$—	$73,968
Current portion of debt obligations	10,550	—	—	—	10,550
Other current liabilities	12,123	64,057	27,050	—	103,230
Current liabilities of discontinued operations		946			946

Total current liabilities	22,673	129,550	36,471	—	188,694
Long-term debt obligations	2,392,464	—	—	—	2,392,464
Deferred tax liabilities, net	—	214,178	5,752	—	219,930
Intercompany payables, net	—	362,861	137,313	(500,174)	—
Other long-term liabilities	5,879	14,811	629	—	21,319

Total liabilities	2,421,016	721,400	180,165	(500,174)	2,822,407
Noncontrolling interests	—	—	3,036	—	3,036
Total membership (deficit) equity	(539,580)	3,018,285	120,369	(3,138,654)	(539,580)

Total liabilities and (deficit) equity	$1,881,436	$3,739,685	$303,570	$(3,638,828)	$2,285,863

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$29,673	$160	$19,110	$—	$48,943
Accounts receivable, net	—	128,085	44,275	—	172,360
Inventories, net	—	142,033	31,803	737	174,573
Prepaid expenses and other current assets	42	13,301	7,836	—	21,179
Current assets of discontinued operations		2,878	—	—	2,878

Total current assets	29,715	286,457	103,024	737	419,933
Property and equipment, net	—	103,637	13,721	(85)	117,273
Goodwill	—	951,005	98,309	(31,210)	1,018,104
Intangible assets, net	—	737,798	11,247	—	749,045
Investment in subsidiaries	1,297,699	1,687,724	50,741	(3,036,164)	—
Intercompany receivables	575,483	—	—	(575,483)	—
Other non-current assets	1,313	1,193	2,668	—	5,174
Non current assets of discontinued operations	—	29	—	—	29

Total assets	$1,904,210	$3,767,843	$279,710	$(3,642,205)	$2,309,558

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$—	$49,394	$9,098	$—	$58,492
Current portion of debt obligations	10,550	—	—	—	10,550
Other current liabilities	17,268	73,260	28,643	—	119,171

Current liabilities of discontinued operations	—	13,371	—	—	13,371
Total current liabilities	27,818	136,025	37,741	—	201,584
Long-term debt obligations	2,344,562	—	—	—	2,344,562
Deferred tax liabilities, net	—	209,179	4,677	—	213,856
Intercompany payables, net	—	400,216	131,138	(531,354)	—
Other long-term liabilities	—	14,441	651	—	15,092

Total liabilities	2,372,380	759,861	174,207	(531,354)	2,775,094
Noncontrolling interests	—	—	2,634	—	2,634
Total membership (deficit) equity	(468,170)	3,007,982	102,869	(3,110,851)	(468,170)

Total liabilities and (deficit) equity	$1,904,210	$3,767,843	$279,710	$(3,642,205)	$2,309,558

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$29,673	$160	$19,110	$—	$48,943
Accounts receivable, net	—	128,085	44,275	—	172,360
Inventories, net	—	142,033	31,803	737	174,573
Prepaid expenses and other current assets	42	13,301	7,836	—	21,179
Current assets of discontinued operations		2,878	—	—	2,878

Total current assets	29,715	286,457	103,024	737	419,933
Property and equipment, net	—	103,637	13,721	(85)	117,273
Goodwill	—	951,005	98,309	(31,210)	1,018,104
Intangible assets, net	—	737,798	11,247	—	749,045
Investment in subsidiaries	1,297,699	1,687,724	50,741	(3,036,164)	—
Intercompany receivables	575,483	—	—	(575,483)	—
Other non-current assets	1,313	1,193	2,668	—	5,174
Non current assets of discontinued operations	—	29	—	—	29

Total assets	$1,904,210	$3,767,843	$279,710	$(3,642,205)	$2,309,558

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$—	$49,394	$9,098	—	$58,492
Current portion of debt obligations	10,550	—	—	—	10,550
Other current liabilities	17,268	73,260	28,643	—	119,171
Current liabilities of discontinued operations	—	13,371	—	—	13,371

Total current liabilities	27,818	136,025	37,741	—	201,584
Long-term debt obligations	2,344,562	—	—	—	2,344,562
Deferred tax liabilities, net	—	209,179	4,677	—	213,856
Intercompany payables, net	—	400,216	131,138	(531,354)	—
Other long-term liabilities	—	14,441	651	—	15,092

Total liabilities	2,372,380	759,861	174,207	(531,354)	2,775,094
Noncontrolling interests	—	—	2,634	—	2,634
Total membership (deficit) equity	(468,170)	3,007,982	102,869	(3,110,851)	(468,170)

Total liabilities and (deficit) equity	$1,904,210	$3,767,843	$279,710	$(3,642,205)	$2,309,558

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2014

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$12,958	$3	$18,183	$—	$31,144
Accounts receivable, net	—	121,929	47,278	—	169,207
Inventories, net	—	138,636	31,134	(840)	168,930
Deferred tax assets, net	—	24,351	247	—	24,598
Prepaid expenses and other current assets	160	11,085	5,548	—	16,793

Current assets of discontinued operations	0	25,642	—	—	25,642

Total current assets	13,118	321,646	102,390	(840)	436,314
Property and equipment, net	—	102,560	14,071	(155)	116,476
Goodwill	—	949,181	109,260	(34,551)	1,023,890
Intangible assets, net	—	810,897	15,008	—	825,905
Investment in subsidiaries	1,297,699	1,686,557	56,572	(3,040,828)	—
Intercompany receivables	836,759	—	—	(836,759)	—
Other non-current assets	—	1,806	2,399	—	4,205
Non current assets of discontinued operations	—	163,071	—	—	163,071

Total assets	$2,147,576	$4,035,718	$299,700	$(3,913,133)	$2,569,861

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$—	$46,875	$12,370	$—	$59,245
Current portion of debt obligations	8,912	—	63	—	8,975
Other current liabilities	29,589	65,106	29,083	—	123,778
Current liabilities of discontinued operations	—	8,681	—	—	8,681

Total current liabilities	38,501	120,662	41,516	—	200,679
Long-term debt obligations	2,233,309	—	—	—	2,233,309
Deferred tax liabilities, net	—	237,813	5,310	—	243,123
Intercompany payables, net	—	552,612	135,833	(688,445)	—
Other long-term liabilities	—	12,244	2,122	—	14,366

Total liabilities	2,271,810	923,331	184,781	(688,445)	2,691,477
Noncontrolling interests	—	—	2,618	—	2,618
Total membership (deficit) equity	(124,234)	3,112,387	112,301	(3,224,688)	(124,234)

Total liabilities and (deficit) equity	$2,147,576	$4,035,718	$299,700	$(3,913,133)	$2,569,861

Schedule of Condensed Consolidating Statements of Operations

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$252,212	$83,178	$(42,538)	$292,852
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $7,080)	—	94,465	74,317	(48,308)	120,474
Selling, general and administrative	—	97,827	23,800	—	121,627
Research and development	—	9,228	894	—	10,122
Amortization of intangible assets	—	18,699	386	—	19,085

	—	220,219	99,397	(48,308)	271,308

Operating income (loss)	—	31,993	(16,219)	5,770	21,544
Other (expense) income:
Interest (expense) income, net	(42,448)	51	1	—	(42,396)
Other (expense) income, net	(8)	(8,553)	9,029	—	468
Intercompany (expense) income, net	—	(15,147)	14,634	513	—
Equity in income (loss) of subsidiaries, net	19,181	—	—	(19,181)	—

	(23,275)	(23,649)	23,664	(18,668)	(41,928)

(Loss) income before income taxes	(23,275)	8,344	7,445	(12,898)	(20,384)
Income tax provision	—	(1,671)	(1,906)	—	(3,577)

Net (loss) income from continuing operations	(23,275)	6,673	5,539	(12,898)	(23,961)
Net income from discontinued operations	—	855	—	—	855

Net (loss) income	(23,275)	7,528	5,539	(12,898)	(23,106)
Net income attributable to noncontrolling interests	—	—	(169)	—	(169)

Net (loss) income attributable to DJOFL	$(23,275)	$7,528	$5,370	$(12,898)	$(23,275)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$495,872	$158,673	$(82,787)	$571,758
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $14,487)	—	189,306	138,711	(89,460)	238,557
Selling, general and administrative	—	195,637	47,919	—	243,556
Research and development	—	18,109	1,867	—	19,976
Amortization of intangible assets	—	37,846	817	—	38,663

	—	440,898	189,314	(89,460)	540,752

Operating income (loss)	—	54,974	(30,641)	6,673	31,006
Other (expense) income:
Interest (expense) income, net	(84,731)	71	(6)	—	(84,666)
Other (expense) income, net	(8)	(16,573)	17,333	—	752
Intercompany (expense) income , net	—	(14,784)	14,752	32	—
Equity in income (loss) of subsidiaries, net	23,143	—	—	(23,143)	—

	(61,596)	(31,286)	32,079	(23,111)	(83,914)

(Loss) income before income taxes	(61,596)	23,688	1,438	(16,438)	(52,908)
Income tax provision	—	(6,078)	(2,912)	—	(8,990)

Net (loss) income from continuing operations	(61,596)	17,610	(1,474)	(16,438)	(61,898)
Net income from discontinued operations	—	665	—	—	665

Net (loss) income	(61,596)	18,275	(1,474)	(16,438)	(61,233)
Net income attributable to noncontrolling interests	—	—	(362)	—	(362)

Net (loss) income attributable to DJOFL	$(61,596)	$18,275	$(1,836)	$(16,438)	$(61,595)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended June 27, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$243,371	$75,498	$(38,967)	$279,902
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $7,535)	—	102,629	57,651	(42,510)	117,770
Selling, general and administrative	—	86,789	21,823	—	108,612
Research and development	—	8,102	586	—	8,688
Amortization of intangible assets	—	19,197	621	—	19,818

	—	216,717	80,681	(42,510)	254,888

Operating income (loss)	—	26,654	(5,183)	3,543	25,014
Other (expense) income:
Interest (expense) income, net	(44,567)	11	(8)	—	(44,564)
Loss on modification and extinguishment of debt	(67,967)	—	—	—	(67,967)
Other expense, net	—	(84)	827	—	743
Intercompany (expense) income, net	—	(8,573)	8,267	306	—
Equity in income of subsidiaries, net	34,558	—	—	(34,558)	—

	(77,976)	(8,646)	9,086	(34,252)	(111,788)

(Loss) income before income taxes	(77,976)	18,008	3,903	(30,709)	(86,774)
Income tax provision	—	(4,889)	(1,022)	—	(5,911)

Net (loss) income from continuing operations	(77,976)	13,119	2,881	(30,709)	(92,685)
Net income from discontinued operations	—	14,873	—	—	14,873
Net (loss) income	(77,976)	27,992	2,881	(30,709)	(77,812)
Net income attributable to noncontrolling interests	—	—	(165)	—	(165)

Net (loss) income attributable to DJOFL	$(77,976)	$27,992	$2,716	$(30,709)	$(77,977)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended June 27, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$461,763	$146,034	$(80,384)	$527,413
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $15,070)	—	193,550	110,985	(84,881)	219,654
Selling, general and administrative	—	171,127	44,670	—	215,797
Research and development	—	15,984	1,568	—	17,552
Amortization of intangible assets	—	38,395	1,251	—	39,646

	—	419,056	158,474	(84,881)	492,649

Operating income (loss)	—	42,707	(12,440)	4,497	34,764
Other (expense) income:
Interest (expense) income, net	(87,438)	23	(15)	—	(87,430)
Loss on modification and extinguishment of debt	(67,967)	—	—	—	(67,967)
Other expense, net	—	(609)	(2,804)	—	(3,413)
Intercompany income (expense), net	—	(8,254)	8,292	(38)	—
Equity in income of subsidiaries, net	41,902	—	—	(41,902)	—

	(113,503)	(8,840)	5,473	(41,940)	(158,810)

(Loss) income before income taxes	(113,503)	33,867	(6,967)	(37,443)	(124,046)
Income tax provision	—	(6,492)	(1,364)	—	(7,856)

Net (loss) income from continuing operations	(113,503)	27,375	(8,331)	(37,443)	(131,902)
Net income from discontinued operations	—	18,865	—	—	18,865
Net (loss) income	(113,503)	46,240	(8,331)	(37,443)	(113,037)
Net income attributable to noncontrolling interests	—	—	(466)	—	(466)

Net (loss) income attributable to DJOFL	$(113,503)	$46,240	$(8,797)	$(37,443)	$(113,503)

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$976,412	$293,899	$(156,684)	$1,113,627
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $30,719)	—	408,987	227,635	(170,603)	466,019
Selling, general and administrative	—	364,305	90,419	—	454,724
Research and development	—	31,456	3,649	—	35,105
Amortization of intangible assets	—	77,569	2,395	—	79,964

	—	882,317	324,098	(170,603)	1,035,812

Operating (loss) income	—	94,095	(30,199)	13,919	77,815
Other (expense) income:
Interest (expense) income, net	(172,237)	42	(95)	—	(172,290)
Loss on modification of debt	(68,473)	—	—	—	(68,473)
Other expense, net	—	(960)	(6,343)	—	(7,303)
Intercompany (expense) income, net	—	(21,994)	34,167	(12,173)	—
Equity in loss of subsidiaries, net	(100,217)	—	—	100,217	—

	(340,927)	(22,912)	27,729	88,044	(248,066)

(Loss) income before income taxes	(340,927)	71,183	(2,470)	101,963	(170,251)
Income tax provision	—	10,027	2,229	—	12,256

Net (loss) income from continuing operations	(340,927)	61,156	(4,699)	101,963	(182,507)
Net loss from discontinued operations	—	(157,580)	—	—	(157,580)
Net income attributable to noncontrolling interests	—	—	(840)	—	(840)

Net (loss) income attributable to DJOFL	$(340,927)	$(96,424)	$(5,539)	$101,963	$(340,927)

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$917,604	$318,849	$(148,924)	$1,087,529
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $32,962)	—	400,295	230,721	(169,016)	462,000
Selling, general and administrative	—	339,158	100,714	—	439,872
Research and development	—	33,060	4,245	(28)	37,277
Amortization of intangible assets	—	80,045	3,899	—	83,944

	—	852,558	339,579	(169,044)	1,023,093

Operating income (loss)	—	65,046	(20,730)	20,120	64,436
Other (expense) income:
Interest (expense) income, net	(174,309)	94	(110)	—	(174,325)
Loss on modification of debt	(938)	—	—	—	(938)
Other expense, net	—	(280)	(4,917)	—	(5,197)
Intercompany (expense) income, net	—	(14,848)	24,037	(9,189)	—
Equity in loss of subsidiaries, net	84,713	—	—	(84,713)	—

	(90,534)	(15,034)	19,010	(93,902)	(180,460)

(Loss) income before income taxes	(90,534)	50,012	(1,720)	(73,782)	(116,024)
Income tax (benefit) provision	—	(8,972)	4,252	—	(4,720)

Net (loss) income from continuing operations	(90,534)	58,984	(5,972)	(73,782)	(111,304)
Net income from discontinued operations	—	21,742	—	—	21,742
Net income attributable to noncontrolling interests	—	—	(972)	—	(972)

Net (loss) income attributable to DJOFL	$(90,534)	$80,726	$(6,944)	$(73,782)	$(90,534)

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$871,576	$282,317	$(133,109)	$1,020,784
Costs and operating expenses:
Cost of sales (exclusive of amortization of intangible assets of $33,719)	—	389,932	191,135	(146,359)	434,708
Selling, general and administrative	—	315,163	94,022	7	409,192
Research and development	—	29,376	3,577	23	32,976
Amortization of intangible assets	—	81,043	5,369	—	86,412
Impairment of goodwill	—	49,600	—	—	49,600
	—	865,114	294,103	(146,329)	1,012,888

Operating income (loss)	—	6,462	(11,786)	13,220	7,896
Other (expense) income:
Interest (expense) income, net	(177,570)	81	(81)	—	(177,570)
Loss on modification and extinguishment of debt	(1,059)	—	—	—	(1,059)
Other (expense) income, net	—	(305)	(10,684)	9,712	(1,277)
Intercompany income (expense), net	—	4,379	17,799	(22,178)	—
Equity in (loss) income of subsidiaries, net	(24,823)	—	—	24,823	—

	(203,452)	4,155	7,034	12,357	(179,906)

(Loss) income before income taxes	(203,452)	10,617	(4,752)	25,577	(172,010)
Income tax (benefit) provision	—	12,163	5,288	—	17,451

Net loss from continuing operations	(203,452)	(1,546)	(10,040)	25,577	(189,461)
Net loss from discontinued operations		(13,101)			(13,101)
Net income attributable to noncontrolling interests	—	—	(890)	—	(890)

Net (loss) income attributable to DJOFL	$(203,452)	$(14,647)	$(10,930)	$25,577	$(203,452)

Schedule of Condensed Consolidating Statements of Comprehensive Loss

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Comprehensive Loss

For the Three Months Ended July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(23,275)	$7,528	$5,539	$(12,898)	$(23,106)
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments, net of tax benefit of $111	—	—	(8,458)	—	(8,458)
Unrealized loss on cash flow hedges, net of tax provision of zero	(2,651)				(2,651)

Other comprehensive loss	(2,651)	—	(8,458)	—	(11,109)

Comprehensive (loss) income	(25,926)	10,747	(1,513)	(3,540)	(34,215)

Comprehensive income attributable to noncontrolling interests	—	—	(101)	—	(101)

Comprehensive (loss) income attributable to DJO Finance LLC	$(25,926)	$10,747	$(1,614)	$(3,540)	$(34,316)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Comprehensive Loss

For the Six Months Ended July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(61,596)	$18,275	$(1,474)	$(16,438)	$(61,233)
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments, net of tax provision of $166	—	—	(2,850)	—	(2,850)
Unrealized loss on cash flow hedges, net of tax provision of zero	(8,042)	—	—	—	(8,042)

Other comprehensive loss	(8,042)	—	(2,850)	—	(10,892)

Comprehensive (loss) income	(69,638)	18,275	(4,324)	(16,438)	(72,125)

Comprehensive income attributable to noncontrolling interests	—	—	(402)	—	(402)

Comprehensive (loss) income attributable to DJO Finance LLC	$(69,638)	$18,275	$(4,726)	$(16,438)	$(72,527)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Comprehensive Loss

For the Three Months Ended June 27, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(77,976)	$27,992	$2,881	$(30,709)	$(77,812)
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments, net of tax provision of $152	—	—	4,137	—	4,137

Other comprehensive loss	—	—	4,137	—	4,137

Comprehensive (loss) income	(77,976)	27,992	7,018	(30,709)	(73,675)

Comprehensive income attributable to noncontrolling interests	—	—	(243)	—	(243)

Comprehensive (loss) income attributable to DJO Finance LLC	$(77,976)	$27,992	$6,775	$(30,709)	$(73,918)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Comprehensive Loss

For the Six Months Ended June 27, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(113,503)	$46,240	$(8,331)	$(37,443)	$(113,037)
Other comprehensive loss, net of taxes:
Foreign currency translation adjustments, net of tax benefit of $340	—	—	(5,305)	—	(5,305)

Other comprehensive loss	—	—	(5,305)	—	(5,305)

Comprehensive (loss) income	(113,503)	46,240	(13,636)	(37,443)	(118,342)

Comprehensive loss attributable to noncontrolling interests	—	—	(260)	—	(260)

Comprehensive (loss) income attributable to DJO Finance LLC	$(113,503)	$46,240	$(13,896)	$(37,443)	$(118,602)

DJO Finance LLC

Condensed Consolidating Statements of Comprehensive Loss

For the Year Ended December 31, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(340,927)	$(96,424)	$(4,699)	$101,963	$(340,087)
Other comprehensive income, net of taxes:
Foreign currency translation adjustments, net of tax benefit of $540	—	—	(5,630)	—	(5,630)
Unrealized gain on cash flow hedges, net of tax provision of $375 for the year ended December 31, 2015	609	—	—	—	609

Other comprehensive income (loss)	609	—	(5,630)	—	(5,021)

Comprehensive (loss) income	(340,318)	(96,424)	(10,329)	101,963	(345,108)

Comprehensive income attributable to noncontrolling interests	—	—	(557)	—	(557)

Comprehensive (loss) income attributable to DJO Finance LLC	$(340,318)	$(96,424)	$(10,886)	$101,963	$(345,665)

DJO Finance LLC

Condensed Consolidating Statements of Comprehensive Loss

For the Year Ended December 31, 2014

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(90,534)	$80,726	$(5,972)	$(73,782)	$(89,562)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit of $3,871	—	—	(13,167)	—	(13,167)

Other comprehensive loss	—	—	(13,167)	—	(13,167)

Comprehensive (loss) income	(90,534)	80,726	(19,139)	(73,782)	(102,729)

Comprehensive income attributable to noncontrolling interests	—	—	(591)	—	(591)

Comprehensive (loss) income attributable to DJO Finance LLC	$(90,534)	$80,726	$(19,730)	$(73,782)	$(103,320)

DJO Finance LLC

Condensed Consolidating Statements of Comprehensive Loss

For the Year Ended December 31, 2013

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net (loss) income	$(203,452)	$(14,647)	$(10,040)	$25,577	$(202,562)
Other comprehensive income, net of taxes:
Foreign currency translation adjustments, net of tax provision of $1,212	—	—	19	—	19

Other comprehensive income	—	—	19	—	19

Comprehensive (loss) income	(203,452)	(14,647)	(10,021)	25,577	(202,543)

Comprehensive income attributable to noncontrolling interests	—	—	(1,010)	—	(1,010)

Comprehensive (loss) income attributable to DJO Finance LLC	$(203,452)	$(14,647)	$(11,031)	$25,577	$(203,553)

Schedule of Condensed Consolidating Statements of Cash Flows

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six months Ended July 1, 2016

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(61,596)	$18,275	$(1,474)	$(16,438)	$(61,233)
Net loss from discontinued operations		(665)			$(665)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	18,055	2,486	(28)	20,513
Amortization of intangible assets	—	37,846	817	—	38,663
Amortization of debt issuance costs and non-cash interest expense	3,815	—	—	—	3,815
Stock-based compensation expense	—	1,521	—	—	1,521
Gain on disposal of assets, net	—	471	55	4	530
Deferred income tax expense (benefit)	—	4,133	(321)	—	3,812
Equity in (loss) income of subsidiaries, net	(23,143)	—	—	23,143	—
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(559)	(3,650)	—	(4,209)
Inventories	—	(1,244)	2,793	(7,199)	(5,650)
Prepaid expenses and other assets	1,251	(2,763)	(252)	1,127	(637)
Accounts payable and other current liabilities	(7,721)	2,522	(69)	(3,258)	(8,526)

Net cash (used in) provided by continuing operating activities	(87,394)	77,592	385	(2,649)	(12,066)
Net cash (used in) discontinued operations	—	(8,853)	—	—	(8,853)

Net cash (used in) provided by operating activities	(87,394)	68,739	385	(2,649)	(20,919)

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(29,238)	(2,261)	(1)	(31,500)
Proceeds from disposition of assets	—	700	—	—	700

Net cash used in investing activities from continuing operations	—	(28,538)	(2,261)	(1)	(30,800)
Cash Flows From Financing Activities:
Intercompany	31,070	(38,991)	5,271	2,650	—
Proceeds from issuance of debt	63,000	—	—	—	63,000
Repayments of debt obligations	(18,913)	—	—	—	(18,913)

Net cash provided by (used in) financing activities	75,157	(38,991)	5,271	2,650	44,087
Effect of exchange rate changes on cash and cash equivalents	—	—	388	—	388

Net (decrease) increase in cash and cash equivalents	(12,237)	1,210	3,783	—	(7,244)
Cash and cash equivalents, beginning of year	29,673	160	19,110	—	48,943

Cash and cash equivalents, end of year	$17,436	$1,370	$22,893	$—	$41,699

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six months Ended June 27, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(113,503)	$46,240	$(8,331)	$(37,443)	$(113,037)
Net income from discontinued operations	—	(18,865)	—	—	(18,865)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	14,509	2,377	(49)	16,837
Amortization of intangible assets	—	38,395	1,251	—	39,646
Amortization of debt issuance costs and non-cash interest expense	4,235	—	—	—	4,235
Stock-based compensation expense	—	1,152	—	—	1,152
Loss on modification and extinguishment of debt	67,967				67,967
Gain on disposal of assets, net	—	139	127	(8)	258
Deferred income tax expense (benefit)	—	3,351	384	—	3,735
Equity in (loss) income of subsidiaries, net	(41,902)	—	—	41,902	—
Changes in operating assets and liabilities:
Accounts receivable	—	(3,545)	(2,404)	—	(5,949)
Inventories	—	11	(1,603)	(7,159)	(8,751)
Prepaid expenses and other assets	(17)	(1,196)	(892)	73	(2,032)
Accounts payable and other current liabilities	(5,422)	(3,042)	(3,322)	4,421	(7,365)

Net cash (used in) provided by continuing operating activities	(88,642)	77,149	(12,413)	1,737	(22,169)
Net cash provided by discontinued operations	—	29,397	—	—	29,397

Net cash (used in) provided by operating activities	(88,642)	106,546	(12,413)	1,737	7,228
Cash Flows from Investing Activities:
Purchases of property and equipment	—	(13,677)	(2,942)	11	(16,608)

Net cash (used in) provided by investing activities from continuing operations	—	(13,677)	(2,942)	11	(16,608)
Net cash provided by investing activities from discontinued operations	—	(451)	—	—	(451)

Net cash (used in) provided by investing activities	—	(14,128)	(2,942)	11	(17,059)
Cash Flows from Financing Activities:
Intercompany	73,474	(89,888)	18,162	(1,748)	—
Proceeds from issuance of debt	2,445,826	—	—	—	2,445,826
Repayments of debt	(2,356,073)	—	(48)	—	(2,356,121)
Payment of debt issuance, modification and extinguishment costs	(61,662)	—	—	—	(61,662)

Net cash provided by (used in) financing activities	101,565	(89,888)	18,114	(1,748)	28,043
Effect of exchange rate changes on cash and cash equivalents	—	—	(971)	—	(971)

Net increase (decrease) in cash and cash equivalents	12,923	2,530	1,788	—	17,241
Cash and cash equivalents at beginning of period	12,958	3	18,183	—	31,144

Cash and cash equivalents at end of period	$25,881	$2,533	$19,971	$—	$48,385

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2015

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(340,927)	$(96,424)	$(4,699)	$101,963	$(340,087)
Net loss from discontinued operations	—	157,580	—	—	157,580
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	32,495	5,096	(100)	37,491
Amortization of intangible assets	—	77,569	2,395	—	79,964
Amortization of debt issuance costs and non-cash interest expense	7,850	—	—	—	7,850
Loss on modification and extinguishment of debt	68,473	—	—	—	68,473
Stock-based compensation expense	—	1,805	—	—	1,805
Loss (gain) on disposal of assets, net	—	1,380	75	(8)	1,447
Deferred income tax expense (benefit)	—	6,901	(961)	—	5,940
Equity in loss of subsidiaries, net	100,217	—	—	(100,217)	—
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(6,156)	(1,908)	—	(8,064)
Inventories	—	(535)	11,885	(19,456)	(8,106)
Prepaid expenses and other assets	(1,195)	(3,924)	(1,775)	(622)	(7,516)
Accounts payable and other	(11,506)	16,569	805	7,020	12,888

Net cash (used in) provided by continuing operating activities	(177,088)	187,260	10,913	(11,420)	9,665
Net cash provided by discontinued operations	—	39,861	—	—	39,861

Net cash (used in) provided by operating activities	(177,088)	227,121	10,913	(11,420)	49,526
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(24,000)	—	—	(24,000)
Purchases of property and equipment	—	(38,095)	(6,111)	117	(44,089)
Other investing activities, net	—	27	—	—	27

Net cash (used in) provided by investing activities from continuing operations	—	(62,068)	(6,111)	117	(68,062)
Net cash used in investing activities from discontinued operations	—	(575)	—	—	(575)

Net cash (used in) provided by investing activities	—	(62,643)	(6,111)	117	(68,637)
Cash Flows From Financing Activities:
Intercompany	157,053	(164,321)	(4,035)	11,303	—
Proceeds from issuance of debt	2,515,827	—	2,206	—	2,518,033
Repayments of debt obligations	(2,416,713)	—	(2,314)	—	(2,419,027)
Payment of debt issuance, modification and extinguishment costs	(62,375)	—	—	—	(62,375)
Exercise of stock options	11	—	—	—	11
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(541)	—	(541)

Net cash provided by (used in) financing activities	193,803	(164,321)	(4,684)	11,303	36,101
Effect of exchange rate changes on cash and cash equivalents	—	—	809	—	809

Net increase in cash and cash equivalents	16,715	157	927	—	17,799
Cash and cash equivalents, beginning of year	12,958	3	18,183	—	31,144

Cash and cash equivalents, end of year	$29,673	$160	$19,110	—	$48,943

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2014

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net loss) income	$(90,534)	$80,726	$(5,972)	$(73,782)	$(89,562)
Net income from discontinued operations	—	(21,742)	$—	—	(21,742)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	29,127	6,265	(179)	35,213
Amortization of intangible assets	—	80,045	3,899	—	83,944
Amortization of debt issuance costs and non-cash interest expense	8,692	—	—	—	8,692
Loss on modification and extinguishment of debt	938	—	—	—	938
Stock-based compensation expense	—	1,869	—	—	1,869
(Gain) loss on disposal of assets, net	—	(1,223)	105	—	(1,118)
Deferred income tax benefit	—	(8,618)	(1,104)	(988)	(10,710)
Equity in loss of subsidiaries, net	(84,713)	—	—	84,713	—
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(6,851)	(7,609)	—	(14,460)
Inventories	—	(12,178)	12,746	(20,065)	(19,497)
Prepaid expenses and other assets	—	6,864	4,851	(291)	11,424
Accounts payable and other	(83)	4,057	1,618	2,052	7,644

Net cash (used in) provided by continuing operating activities	(165,700)	152,076	14,799	(8,540)	(7,365)
Net cash provided by discontinued operations	—	53,852	—	—	53,852
Net cash (used in) provided by operating activities	(165,700)	205,928	14,799	(8,540)	46,487
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	—	(4,587)	—	(4,587)
Purchases of property and equipment	—	(46,269)	(6,597)	125	(52,741)
Other investing activities, net	—	(676)	(362)	—	(1,038)

Net cash (used in) provided by investing activities from continuing operations	—	(46,945)	(11,546)	125	(58,366)
Net cash used in investing activities from discontinued operations	—	(52)	—	—	(52)
Net cash (used in) provided by investing activities	—	(46,997)	(11,546)	125	(58,418)
Cash Flows From Financing Activities:
Intercompany	149,870	(153,596)	(4,687)	8,413	—
Proceeds from issuance of debt	1,000,294	—	—	—	1,000,294
Repayments of debt obligations	(990,085)	—	(134)	—	(990,219)
Payment of debt issuance, modification and extinguishment costs	(1,812)	—	—	—	(1,812)
Investment by parent	22	—	—	—	22
Payment of contingent consideration	—	(5,690)	—	—	(5,690)
Cancellation of vested options	(2,001)	—	—	—	(2,001)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(617)	—	(617)

Net cash provided by (used in) financing activities	156,288	(159,286)	(5,438)	8,413	(23)
Effect of exchange rate changes on cash and cash equivalents	—	—	(480)	—	(480)

Net decrease in cash and cash equivalents	(9,412)	(355)	(2,665)	(2)	(12,434)
Cash and cash equivalents, beginning of year	22,370	358	20,848	2	43,578

Cash and cash equivalents, end of year	$12,958	$3	$18,183	$—	$31,144

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2013

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net (loss) income	$(203,452)	$(14,647)	$(10,040)	$25,577	$(202,562)
Net loss from discontinued operations		13,101			13,101
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	—	27,382	5,383	(258)	32,507
Amortization of intangible assets	—	81,043	5,369	—	86,412
Amortization of debt issuance costs and non-cash interest expense	8,012	—	—	—	8,012
Loss on modification and extinguishment of debt	1,059	—	—	—	1,059
Stock-based compensation expense	—	2,155	—	—	2,155
Impairment of goodwill	—	49,600	—	—	49,600
Impairment of intangible assets	—	—	—	—	—
(Gain) loss on disposal of assets, net	—	(1,696)	684	—	(1,012)
Deferred income tax expense (benefit)	—	10,895	(1,233)	147	9,809
Equity in income of subsidiaries, net	24,823	—	—	(24,823)	—
Changes in operating assets and liabilities:
Accounts receivable	—	(13,127)	(6,332)	—	(19,459)
Inventories	—	4,565	7,738	(9,064)	3,239
Prepaid expenses and other assets	—	(990)	(7,368)	(311)	(8,669)
Accounts payable and other	(1,839)	(3,175)	7,597	(744)	1,839

Net cash (used in) provided by operating activities	(171,397)	155,106	1,798	(9,476)	(23,969)

Net cash provided by discontinued operations	—	53,749	—	—	53,749

Net cash (used in) provided by operating activities	(171,397)	208,855	1,798	(9,476)	29,780
Cash Flows from Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(192)	(1,761)	—	(1,953)
Purchases of property and equipment	—	(29,158)	(8,310)	(16)	(37,484)
Other investing activities, net	—	(1,239)	(387)	—	(1,626)

Net cash used in investing activities from continuing operations	—	(30,589)	(10,458)	(16)	(41,063)

Net cash provided by investing activities from discontinued operations		—	—	—	—

Net cash (used in) provided by investing activities	—	(30,589)	(10,458)	(16)	(41,063)
Cash Flows from Financing Activities:
Intercompany	156,598	(181,030)	14,944	9,488	—
Proceeds from issuance of debt	549,417	—	—	—	549,417
Repayments of debt obligations	(523,037)	—	—	—	(523,037)
Payment of debt issuance costs	(2,387)	—	—	—	(2,387)
Dividend paid by subsidiary to owners of noncontrolling interest	—	—	(684)	—	(684)

Net cash provided by (used in) financing activities	180,591	(181,030)	14,260	9,488	23,309
Effect of exchange rate changes on cash and cash equivalents	—	—	329	—	329

Net increase (decrease) in cash and cash equivalents	9,194	(2,764)	5,929	(4)	12,355
Cash and cash equivalents at beginning of period	13,176	3,122	14,919	6	31,223

Cash and cash equivalents at end of period	$22,370	$358	$20,848	$2	$43,578